Interim Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Reserve of share-based payments [member]	Reserve For Warrants [member]	Accumulated deficit [member]	Shareholders' equity [member]	Non-controlling interests [member]	Total
Beginning balance, value at Aug. 31, 2023	$ 164,816	$ 8,807	$ 1,700	$ (121,423)	$ 53,900	$ 7,156	$ 61,056
Beginning balance, shares at Aug. 31, 2023	277,625,317
IfrsStatementLineItems [Line Items]
Shares issued for share-based payments (Note 14)	$ 846	(836)			10		10
Shares issued for share-based payments, shares	1,948,110
Share-based compensation expense (Note 14)		1,695			1,695		1,695
Witholding tax impact on share-based payments		(438)			(438)		(438)
Net (loss) income for the period				(2,525)	(2,525)	2,751	226
Ending balance, value at May. 31, 2024	$ 165,662	9,228	1,700	(123,948)	52,642	9,907	62,549
Ending balance, shares at May. 31, 2024	279,573,427
IfrsStatementLineItems [Line Items]
Shares issued for share-based payments (Note 14)	$ 283	(285)			(2)		(2)
Shares issued for share-based payments, shares	617,309
Share-based compensation expense (Note 14)		323			323		323
Witholding tax impact on share-based payments		(115)			(115)		(115)
Net (loss) income for the period				2,055	2,055	1,229	3,284
Ending balance, value at Aug. 31, 2024	$ 165,945	9,151	1,700	(121,893)	54,903	11,136	66,039
Ending balance, shares at Aug. 31, 2024	280,190,736
IfrsStatementLineItems [Line Items]
Shares issued for share-based payments (Note 14)	$ 1,141	(1,141)
Shares issued for share-based payments, shares	2,692,686
Share-based compensation expense (Note 14)		2,027			2,027		2,027
Witholding tax impact on share-based payments		(402)			(402)		(402)
Net (loss) income for the period				(1,758)	(1,758)	3,059	1,301
Ending balance, value at May. 31, 2025	$ 167,086	$ 9,635	$ 1,700	$ (123,651)	$ 54,770	$ 14,195	$ 68,965
Ending balance, shares at May. 31, 2025	282,883,422